Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets with Finite Useful Lives	The following table represents the Company’s other intangible assets with finite useful lives as of March 30, 2025 and December 29, 2024 (in thousands):
As of March 30, 2025	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademark - Blue Raven Solar	$8,400	$(420)	$7,980
Trademark - SunPower	5,200	(260)	4,940
Developed technology	4,500	(750)	3,750
Total	$18,100	$(1,430)	$16,670
As of December 29, 2024	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademark - Blue Raven Solar	$8,400	$(210)	$8,190
Trademark - SunPower	5,200	(130)	5,070
Developed technology	4,500	(375)	4,125
Total	$18,100	$(715)	$17,385

The following table represents our other intangible assets with finite useful lives as of December 29, 2024 (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademark - Blue Raven Solar	$8,400	$(210)	$8,190
Trademark - SunPower	5,200	(130)	5,070
Developed technology	4,500	(375)	4,125
Total	$18,100	$(715)	$17,385

Schedule of Estimated Amortization Expense Related to Intangible Assets

The estimated amortization expense related to intangible assets with finite useful lives is as follows (in thousands):

Fiscal Year	Estimated Amortization Expense
2025	$2,860
2026	2,860
2027	2,485
2028	1,360
2029	1,360
Thereafter	6,460
Total	$17,385